FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details Narrative)	6 Months Ended
Jun. 30, 2025 USD ($)
Fair Value Disclosures [Abstract]
Net gain recognized fair value of financial assets	$ 3